Share based payments	6 Months Ended
Jun. 30, 2024
Share based payments
Share based payments

9. Share based payments

The Company has an equity incentive plan for the employees, key consultants, board members, senior managers and key outside advisors (“key persons”) of the Company and its subsidiaries. In accordance with the term of the plan, as approved by shareholders, employees may be granted stock options and/or restricted stock units.

9.1 Stock options

The stock options are granted to key persons of the Company and its subsidiaries. The stock options may be granted to purchase ordinary shares at an exercise price. The stock options have been granted free of charge. Each employee’s stock option converts into one ordinary share of the Company upon exercise. The stock options carry neither rights to dividends nor voting rights. Stock options may be exercised at any time from the date of vesting to the date of their expiry.

The stock options granted vest, in principle, as follows:

●	1/3rd of the total stock options granted on the first anniversary of the granting of the stock options; and
●	1/36th of the total grant on the first day of each month following the first anniversary of the date of grant of the stock options.

Stock options granted to non-executive directors vest on the third anniversary of the date of grant.

Upon leave of the key persons, stock options must be exercised before the later of (i) 90 days after the last working day at argenx, or (ii) March 31 of the 4th year following the date of grant of those stock options, and in any case no later than the expiration date of the option.

Below is an overview of the parameters used in relation to the new grant during the six months ended June 30, 2024:

Stock options granted in	April 2024	June 2024 (1)
Number of options granted	42,243	660,166
Average Fair value of options (in $) (2)	$112.14 - 156.49	$158.50
Share price (in $) (2)	$365.56 - 396.30	$437.41
Exercise price (in $) (2)	$396.30	$445.76
Expected volatility	35.53 - 39.04%	35.17%
Average Expected option life (in years)	4.30 - 6.49	5.34
Risk‑free interest rate	2.66 - 3.02%	2.87%
Expected dividends	—%	—%

(1)	In June 2024, the Company granted a total of 660,166 stock options of which 188,606 stock options to Belgian taxed beneficiaries. Belgian taxed beneficiaries can choose between a contractual term of five or ten years. The expected option life ranges between 4.16 and 6.35 years. The fair value per option granted to Belgian taxed beneficiaries at grant date would range from $ 137.63 (for the stock options of Belgian taxed beneficiaries with a contractual term of five years) to $174.78 (for the stock options of Belgian taxed beneficiaries with a contractual term of ten years). This estimate will be reassessed once the acceptance period of 60 days has passed and the beneficiaries will have made a choice between a contractual term of five or ten years.
(2)	amounts have been converted to USD at the applicable rate prevailing at the grant date.

The total share-based payment expense related to stock options recognized in the unaudited condensed consolidated statement of profit or loss totaled $70 million for the six months ended June 30, 2024 compared to $72 million for the six months ended June 30, 2023.

9.2 Restricted Stock Units (RSUs)

The RSUs are granted to key persons of the Company and its subsidiaries. The RSUs have been granted free of charge. Each employee’s RSUs converts into one ordinary share of the Company upon vesting. The RSUs carry neither rights to dividends nor voting rights. RSUs once converted into ordinary shares, may be sold at any time from the date of vesting, have no expiry date and may be held by the participant without limitation. The fair value of RSUs is based on the closing sale price of our Company’s common stock on the day prior to the date of issuance. RSUs vest over a period of 4 years with 1/4th of the total grant vesting at each anniversary of the date of grant.

The total share-based payment expense related to RSUs recognized in the unaudited condensed consolidated interim statements of profit or loss totaled $33 million for the six months ended June 30, 2024 compared to $30 million for six months ended June 30, 2023.